Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Equipment and Software, Net
At cost	$ 9,761	¥ 67,955	¥ 37,802
Less: accumulated depreciation	(3,833)	(26,682)	(8,727)
Property, equipment and software, net	5,928	41,273	29,075
Computer, office equipment and purchased software
Property, Equipment and Software, Net
At cost	7,057	49,129	27,148
Leasehold improvement
Property, Equipment and Software, Net
At cost	$ 2,704	¥ 18,826	¥ 10,654